The World Funds, Inc.
                               1500 Forest Avenue
                                    Suite 223
                            Richmond, Virginia 23229
                              Phone: (800) 527-9525

June 12, 2002



VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re: Newby Fund (the "Fund"), a series of shares of The World Funds, Inc. (the "Company")
      SEC File Nos. 333-29289/811-8255

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information dated June 4, 2002, with respect to the Fund, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 23 to the Company's Registration Statement on Form N-1A ("PEA No. 23"); and (ii) PEA No. 23 was filed electronically with the U.S. Securities and Exchange Commission on June 4, 2002.

Sincerely,


/s/ John Pasco, III
-------------------
John Pasco, III
Chairman